SHORT-TERM INVESTMENTS (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Investments, Debt and Equity Securities [Abstract]
Schedule of Short-Term Investments

Short-term investments consisted of the following as of the dates presented (in thousands):

	June 30, 2019
	Amortized cost	Gross unrealized gains	Fair value
U.S. treasury securities	$64,683	$75	$64,758
Corporate bonds	4,787	-	4,787
Asset-backed securities	2,424	-	2,424

	$71,894	$75	$71,969

	March 31, 2020
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Corporate bonds	$100,034	$29	$(571)	$99,492
U.S. treasury securities	28,193	180	-	28,373
Asset-backed securities	26,054	24	(105)	25,973

	$154,281	$233	$(676)	$153,838

Short-term investments consisted of the following (in thousands):

	June 30, 2018
	Amortized cost	Gross unrealized losses	Fair value
Corporate bonds	$47,722	$(26)	$47,696
U.S. treasury securities	12,965	(10)	12,955
Asset-backed securities	9,228	(12)	9,216

	$69,915	$(48)	$69,867

	June 30, 2019
	Amortized cost	Gross unrealized gains	Fair value
U.S. treasury securities	$64,683	$75	$64,758
Corporate bonds	4,787	-	4,787
Asset-backed securities	2,424	-	2,424

	$71,894	$75	$71,969

Schedule of Gross Unrealized Loss and Fair Values

The following table presents gross unrealized losses and fair values for those investments that were in an unrealized loss position as of March 31, 2020 (in thousands):

	March 31, 2020
	Fair value	Unrealized losses
Corporate bonds	$51,296	$(571)
Asset-backed securities	18,270	(105)

Total	$69,566	$(676)

The following table presents gross unrealized losses and fair values for those investments that were in an unrealized loss position as of June 30, 2018 (in thousands):

	June 30, 2018
	Fair value	Unrealized Losses
Corporate bonds	$21,396	$(26)
U.S. treasury securities	7,977	(10)
Asset-backed securities	9,216	(12)

Total	$38,589	$(48)